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       MERRILL LYNCH LIFE INSURANCE                 ML LIFE INSURANCE COMPANY
                  COMPANY                                  OF NEW YORK

        MERRILL LYNCH VARIABLE LIFE               ML OF NEW YORK VARIABLE LIFE
             SEPARATE ACCOUNT                           SEPARATE ACCOUNT
    SUPPLEMENT DATED DECEMBER 12, 2007         SUPPLEMENT DATED DECEMBER 12, 2007
                  TO THE                                     TO THE
             PROSPECTUSES FOR                           PROSPECTUSES FOR
     INVESTOR LIFE (DATED MAY 1, 2001)         PRIME PLAN I (DATED APRIL 30, 1991)
  INVESTOR LIFE PLUS (DATED MAY 1, 2001)      PRIME PLAN II (DATED APRIL 30, 1991)
   ESTATE INVESTOR I (DATED MAY 1, 2001)      PRIME PLAN III (DATED APRIL 30, 1991)
  ESTATE INVESTOR II (DATED MAY 1, 2001)      PRIME PLAN IV (DATED APRIL 30, 1991)
                                              PRIME PLAN V (DATED JANUARY 2, 1991)
     MERRILL LYNCH LIFE VARIABLE LIFE         PRIME PLAN VI (DATED APRIL 30, 1991)
            SEPARATE ACCOUNT II                PRIME PLAN 7 (DATED APRIL 30, 1991)
    SUPPLEMENT DATED DECEMBER 12, 2007                 PRIME PLAN INVESTOR
                  TO THE                             (DATED APRIL 30, 1991)
             PROSPECTUSES FOR                 DIRECTED LIFE (DATED APRIL 30, 1991)
     PRIME PLAN I (DATED MAY 1, 1993)        DIRECTED LIFE 2 (DATED APRIL 30, 1991)
     PRIME PLAN II (DATED MAY 1, 1993)
    PRIME PLAN III (DATED MAY 1, 1993)            ML OF NEW YORK VARIABLE LIFE
     PRIME PLAN IV (DATED MAY 1, 1998)                 SEPARATE ACCOUNT II
     PRIME PLAN V (DATED MAY 1, 2007)          SUPPLEMENT DATED DECEMBER 12, 2007
   PRIME PLAN VI (DATED JANUARY 2, 1991)                     TO THE
    PRIME PLAN 7 (DATED APRIL 30, 1991)                 PROSPECTUSES FOR
PRIME PLAN INVESTOR (DATED APRIL 30, 1991)      INVESTOR LIFE (DATED MAY 1, 2001)
   DIRECTED LIFE (DATED JANUARY 2, 1991)     INVESTOR LIFE PLUS (DATED MAY 1, 2001)
  DIRECTED LIFE 2 (DATED APRIL 30, 1991)

This supplement describes a change to the name and investment objective of the BlackRock Bond Portfolio, a series of the BlackRock Series Fund, Inc. This fund is available under the variable life insurance policies listed above (the "Policies") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective December 10, 2007, the BlackRock Bond Portfolio changed its name to the BLACKROCK TOTAL RETURN Portfolio and its investment objective changed: "to maximize total return, consistent with income generation and prudent investment management." The investment adviser/subadviser and the asset class/investment style have not changed. Also, the portfolio expenses and the share class for this investment option under your Policy have not changed.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Policies issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Policies issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.
831303.2-1207